Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Cash flows from operating activities
Net income	¥ 195,225	$ 28,306	¥ 170,012	¥ 176,100
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation of property and equipment	1,149	167	745	555
Amortization of intangible assets	7,038	1,020	4,090	1,749
Provision (recovery) for doubtful accounts	2,739	397	(1,592)	(8,253)
Deferred tax expenses (benefit)	(1,402)	(203)	319	1,945
Change in fair value of contingent consideration	(13,071)	(1,895)	33,584	14,068
Change in fair value of warrant liabilities	(10,776)	(1,562)	(16,421)	(3,904)
Change in fair value of investment	(1,760)	(255)	(25,831)
Investments loss (income)	(25,449)	(3,690)	2,998
Share based compensation	11,954	1,733	31,857
Amortization of the Right-of-use assets	6,265	908
Changes in operating assets and liabilities
Accounts receivable	(112,058)	(16,247)	23,499	(70,513)
Prepaid expense and other current assets	64,180	9,305	(151,657)	5,193
Long term deposits and other assets	335	49	230	1,379
Accounts payable	25,503	3,698	18,712	28,396
Deferred revenue	22,397	3,247	15,838	1,404
Accrued salary and employee benefits	(14,109)	(2,046)	6,392	8,028
Accrued expenses and other current liabilities	(100,331)	(14,547)	3,825	(852)
Lease liabilities	(5,527)	(801)
Income tax payable	5,249	761	(299)	146
Net cash provided by operating activities	57,551	8,345	116,301	155,441
Cash flows from investing activities
Cash acquired from acquisition	9,707	1,407		10,152
Payment to acquisition	(13,800)	(2,001)		(50,000)
Payment for long term investment	(107,000)	(15,514)	(113,735)
Purchase of property and equipment and intangible assets	(2,153)	(312)	(1,389)	(1,086)
Net cash used in investing activities	(113,246)	(16,420)	(115,124)	(40,934)
Cash flows from financing activities
Net proceeds from private placement			15,284
Net cash acquired in the reverse recapitalization				32,659
Repayments to loan				(57,400)
Proceeds from bank loan	5,000	725
Repayments from related parties				22,340
Loan to related parties				(14,007)
Share repurchase	(16,482)	(2,390)
Payment of listing cost				(6,924)
Net cash (used in) provided by financing activities	(11,482)	(1,665)	15,284	(23,332)
Effect of foreign exchange rate changes on cash	1,522	221	(282)	(3,758)
Net (decrease) increase in cash and cash equivalents	(65,655)	(9,519)	16,179	87,417
Cash and cash equivalents at beginning of the year	240,947	34,934	224,768	137,351
Cash and cash equivalents at end of the year	175,292	25,415	240,947	224,768
Supplemental disclosures of cash flow information:
Income taxes paid	9,076	1,316	(9,502)	(6,946)
Supplemental non-cash investing and financing information:
Conversion of convertible notes and rights			13,452	4,038
Recognition of contingent consideration	19,875	2,882		306,583
Issuance of Class A ordinary shares for acquisition	127,466	18,481		175,000
Issuance of Class A ordinary shares for settlement of underwriting fee				14,131
Issuance of Class A ordinary shares to underwriter and advisors				18,713
Issuance of Class A ordinary shares for achievement of earnout target	117,264	17,002	200,100
Issuance of Class B ordinary shares for achievement of earnout target	10,855	1,574
Shares to be issued for achievement of earnout target	13,106	1,900	¥ 128,119	¥ 200,100
Shares to be issued for Weiliantong Acquisition	20,817	3,018
Right-of-assets obtained in exchange for operating lease obligations	¥ 25,474	$ 3,693